Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes (Abstract)
Income Taxes
16.  Income Taxes:

Under the laws of Marshall Islands, Liberia, Panama, Bahamas, Malta and Cyprus, (the countries of the companies' incorporation and vessels' registration), the companies are subject to registration and tonnage taxes (Note 17), which have been included in Vessels' operating expenses in the accompanying consolidated statements of operations.

Taxation on United States Source Income: Pursuant to § 883 of the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operation of ships is generally exempt from U.S. Federal income tax on such income if the company meets the following requirements: (a) the company is organized in a foreign country that grants an equivalent exception to corporations organized in the U. S. and (b) either (i) more than 50 percent of the value of the company's stock is owned, directly or indirectly, by individuals who are "residents" of the company's country of organization or of another foreign country that grants an "equivalent exemption" to corporations organized in the U.S. (the "50% Ownership Test") or (ii) the company's stock is "primarily and regularly traded on an established securities market" in its country of organization, in another country that grants an "equivalent exemption" to U.S. corporations, or in the U.S. (the "Publicly-Traded Test").

Pursuant to Treasury Regulation § 1.883-2, a company's stock will be considered "regularly traded" on an established securities market if (i) one or more classes of its stock representing 50 percent or more of its outstanding shares, by voting power and value, is listed on the market and is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year; and (ii) the aggregate number of shares of stock traded during the taxable year is at least 10 percent of the average number of shares of the stock outstanding during the taxable year.

Treasury regulations interpreting § 883 were promulgated in final form in August 2003 effective for taxable years beginning after September 24, 2004. As a result, such regulations became effective for calendar year taxpayers, like the Company, beginning with the calendar year 2005. Marshall Islands, Liberia and Cyprus, the jurisdictions where the Company and its ship-owning subsidiaries are incorporated, grant an equivalent exemption to United States corporations. Therefore, the Company is exempt from United States federal income taxation with respect to U.S.-source shipping income if either the 50% Ownership Test or the Publicly-Traded Test is met.

For the years ended December 31, 2009, 2010 and 2011, the Company determined that it does not satisfy the Publicly-Traded Test as a result of its shares not meeting the "regularly traded" requirement as set forth under  the regulations. In addition, the Company does not satisfy the 50% Ownership Test as it is unable to substantiate certain requirements regarding the identity of its shareholders. As a result, the Company does not qualify for exemption under § 883 of the Code from the 4 percent U.S. Federal income tax on its U.S. source gross transportation income. U.S. source gross transportation income is defined as 50 percent of shipping income that is attributable to transportation that begins or ends, but does not both begin and end, in the U.S. Gross transportation income from each voyage is equal to the product of (i) the number of days in each voyage and (ii) the daily charter rate paid to the Company by the charterer.

Relevant to calculating taxable shipping income, days spent loading and unloading cargo in port were not included in the number of days of a voyage. As a result, taxes of approximately $0.7 million, $0.8 million and $0.7 million for the years ended December 31, 2009, 2010 and 2011, respectively were recognized in the accompanying consolidated statements of operations.

The Company believes that the position of excluding days spent loading and unloading cargo in port meets the more likely than not criterion to be sustained upon a future tax examination; however, there can be no assurance that the Internal Revenue Service would agree with the Company's position.  Had the Company included the days spent loading and unloading cargo in port, the Company would have a tax liability of approximately $1.3 million and $1.5 million as of December 31, 2010 and 2011 respectively and additional taxes of $0.2 million, $0.3 million and $0.2 million would have been recognized in the accompanying consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011, respectively.